Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000109586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Dow Jones Global Yield ETF
Without Sales Load [Member] | C000109586
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	8.07%	5.83%
Dow Jones Global Composite Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Composite Yield Index
Average Annual Return, Percent	18.14%	9.53%	7.20%